CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash	As of December 31, 2022, 2021 and 2020, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2022	2021	2020
Cash and cash equivalents	134,784	197,032	153,093
Short-term restricted cash	3,289	12,985	22,009
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	138,073	210,017	175,102